Income Taxes - NOL, foreign earnings (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes [Line Items]
Unremitted earnings of foreign subsidiaries	$ 15.3
Unrecognized deferred tax liability for foreign earnings	2.7
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 8.3
Net operating loss carryforward expiration dates	Jan. 01, 2021
Foreign Tax Authority [Member] | U.K.
Income Taxes [Line Items]
Net operating loss carryforward	$ 57.1
Foreign Tax Authority [Member] | Mexico
Income Taxes [Line Items]
Net operating loss carryforward	$ 11.5